CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ₪ / shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 ₪ / shares
CURRENT ASSETS
Trade receivables, allowance for doubtful accounts | $	$ 44		$ 49
SHAREHOLDERS' EQUITY (Note 13):
Ordinary shares, par value per share | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	20,000,000		20,000,000
Ordinary shares, shares issued	8,697,255		8,048,780
Ordinary shares, shares outstanding	8,691,855		8,043,380
Treasury shares, shares	5,400		5,400